Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2021
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Investments Accounted for Using the Equity Method

12.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

12.1. Investments accounted for using the equity method

The detail of the Group’s investees accounted for using the equity method and the movements for the years ended December 31, 2021 and 2020, are as follows:

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2021	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2021	Equity	12-31-2021
Number	Associates and Joint Ventures	Relationship	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	1,729,383	—	3,620,701	(381,860)	738,412	—	—	5,706,636	—	5,706,636
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (*)	Joint Business	Chile	Chilean Peso	0.00%	7,451,193	—	(292,529)	(5,360,886)	—	—	(1,797,778)	—	—	—
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.0793%	370,563	—	(108,016)	(66,360)	(5,706)	—	196,654	387,135	—	387,135
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	—	57,357	(62,484)	—	—	—	—	(5,127)	5,127	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA	Associate	Chile	U.S. dollar	20.00%	3,441,664	—	19,737	(670,700)	678,387	359,797	—	3,828,885	—	3,828,885
77.374.847-0	HIF H2 SpA	Joint Business	Chile	U.S. dollar	50.00%	—	1,277	—	—	—	—	—	1,277	—	1,277
					TOTAL	12,992,803	58,634	3,177,409	(6,479,806)	1,411,093	359,797	(1,601,124)	9,918,806	5,127	9,923,933

								Share of		Foreign	Other	Other	Balance as	Negative	Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Equity	of
Taxpayer ID					Ownership	1-1-2020	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2020	Provision	12-31-2020
Number	Associates and Joint Ventures	Relationship	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	1,410,206	—	1,127,312	(686,058)	(122,077)	—	—	1,729,383	—	1,729,383
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Joint Business	Chile	Chilean Peso	50.00%	6,099,228	—	1,351,965	—	—	—	—	7,451,193	—	7,451,193
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.08%	401,908	—	15,333	—	(130,962)	—	84,284	370,563	—	370,563
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	17,246	—	(70,360)	—	—	—	—	(53,114)	53,114	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA	Associate	Chile	U.S. dollar	20.00%	—	2,727,091	1,085,142	—	(389,551)	18,982	—	3,441,664	—	3,441,664
					TOTAL	7,928,588	2,727,091	3,509,392	(686,058)	(642,590)	18,982	84,284	12,939,689	53,114	12,992,803
(*)	See Note 12.3.a).

12.2. Additional financial information on investments in associates

Financial information as of December 31, 2021 and 2020 of the main companies in which the Group exercises significant influence is detailed below:

	As of December 31, 2021
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	135,535,995	1,551,052,079	204,485,491	1,464,982,676	1,025,300,274	10,862,103	2,215,243	13,077,346
Enel X AMPCI Ebus Chile SpA	20.00%	15,011,284	105,903,882	13,781,434	87,989,309	—	98,684	5,190,928	5,289,612

	As of December 31, 2020
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	57,032,080	1,433,019,578	117,974,825	1,366,888,682	553,288,674	3,381,935	(366,207)	3,015,728
Enel X AMPCI Ebus Chile SpA	20.00%	20,007,409	93,871,600	15,101,345	81,569,344	7,503,692	5,425,709	—	5,425,709

None of the Company’s associates have issued price quotations.

12.3. Joint ventures

The detail of the Group’s statements of financial position and statements of income of joint ventures for the years ended December 31, 2021 and 2020, are as follows:

a)	Transmisora Eléctrica de Quillota Ltda.:

	Transmisora Eléctrica
	de Quillota Ltda.
	50.0% (1)	50.0%
	12-31-2021	12-31-2020
	ThCh$	ThCh$
Total current assets	—	7,157,805
Total non-current assets	—	10,068,936
Total current liabilities	—	806,841
Total non-current liabilities	—	1,517,515
Cash and cash equivalents	—	4,261,166

Revenues	896,616	4,643,283
Other fixed operating expenses	(239,154)	(268,806)
Depreciation and amortization expense	(824,314)	(782,799)
Other Income	25,735	4,187
Interest income	61,769	29,103
Income tax expense	(505,710)	(921,039)
Profit (loss)	(585,058)	2,703,929
Comprehensive income	(585,058)	2,703,929

(1)	On December 30, 2021, the Company sold its 50% equity interest in Transmisora Eléctrica de Quillota Ltda. (see Note 2, section 1.6) for US$13,862,707, equivalent to ThCh$11,786,767, resulting in a profit of ThCh$9,968,845, which is included in Other profits (losses) of the consolidated statement of income (See Note 32).

b)	HIF H2 SpA.:

HIF H2 SpA
%	50%
12-31-2021
ThCh$
Total Current Assets	4,008,576
Total non-current liabilities	4,006,021
Cash and cash equivalents	2,555

There are no significant commitments and contingencies, or restrictions to the availability of funds in associated companies and joint ventures.